OTHER INCOME	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER INCOME	11. OTHER INCOME
	For the years ended December 31,
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Government grant	702,000	—	216,000	27,687
Sundry income	51,518	—	—	—
Total	753,518	—	216,000	27,687